Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Tax components
	Six Months Ended June 30,
	2012	2013
Current tax expense	(2,140)	(246)
Net deferred tax expense	(133)	(150)
Income tax expense	(2,273)	(396)
Effective tax rate reconciliation Reconciliation	32.65%	45.62%

Tax reconciliation
	Six Months Ended June 30,
	2012	2013
Income tax expense on profit before tax at statutory rates	(2,270)	(258)
Effect of permanent differences	(3)	(138)
Total tax expense	(2,273)	(396)